Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) - Forward Contracts - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long
Derivative [Line Items]
Derivative, Notional Amount	$ 1,448,561	$ 157,414
Short
Derivative [Line Items]
Derivative, Notional Amount	1,620,734	705,563
Euro | Long
Derivative [Line Items]
Derivative, Notional Amount	527,378	80,340
Euro | Short
Derivative [Line Items]
Derivative, Notional Amount	872,751	420,154
United Kingdom, Pounds | Long
Derivative [Line Items]
Derivative, Notional Amount	6,333	4,866
United Kingdom, Pounds | Short
Derivative [Line Items]
Derivative, Notional Amount	165,980	109,224
NIS | Long
Derivative [Line Items]
Derivative, Notional Amount	894,013	52,600
NIS | Short
Derivative [Line Items]
Derivative, Notional Amount	334,157	0
Other | Long
Derivative [Line Items]
Derivative, Notional Amount	20,837	19,608
Other | Short
Derivative [Line Items]
Derivative, Notional Amount	$ 247,846	$ 176,185